Investment contracts without discretionary participation features - Summary of Investment Contracts for Account of General and Separate Accounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of investment contracts general and separate accounts [Line Items]
Investment contracts liabilities	€ 97,814	€ 91,669
Without Discretionary Participation Features [member]
Disclosure of investment contracts general and separate accounts [Line Items]
Investment contracts liabilities	97,814	91,669
Without Discretionary Participation Features [member] | Aegon Risk [Member]
Disclosure of investment contracts general and separate accounts [Line Items]
Beginning balance on January 1	12,592	10,222
Deposits	1,798	1,595
Withdrawals	(1,653)	(1,236)
Interest credited	354	288
Fund charges released	(15)	(13)
Net exchange differences	(1,535)	755
Transfer to/from other headings	1,113	1,038
Other movements	(2)	(58)
Ending balance	12,652	12,592
Investment contracts liabilities	12,652	12,592
Institutional guaranteed products	157	182
Fixed annuities	12,466	12,378
Other	29	32
Without Discretionary Participation Features [member] | Policyholder Risk [Member]
Disclosure of investment contracts general and separate accounts [Line Items]
Beginning balance on January 1	79,078	65,044
Deposits	15,135	14,932
Withdrawals	(12,788)	(11,807)
Interest credited	11,004	8,467
Fund charges released	(384)	(367)
Net exchange differences	(6,241)	3,868
Transfer to/from other headings	(647)	(1,060)
Other movements	4	1
Ending balance	85,161	79,078
Investment contracts liabilities for separate account	€ 85,161	€ 79,078